Financial Statements Schedule: Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
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Financial Statements Schedule: Valuation and Qualifying Accounts
44.	Financial Statements Schedule: Valuation and Qualifying Accounts

	January 1	Additions charged to expense or deduction of revenue	Deduction / Write-offs / Reversal	December 31
	NT$000	NT$000	NT$000	NT$000
Year of 2018 :
Allowance for impairment of property, plant and equipment	320,455	—	(2,862)	317,593
Allowance for impairment of obsolescence and decline in market value of inventories	53,714	—	(17,557)	36,157
Provision for deficiency compensation	57,155	14,211	(42,014)	29,352
Sales for allowance	70,156	44,950	(82,479)	32,627
Year of 2019 :
Allowance for impairment of property, plant and equipment	317,593	9,938	(134,191)	193,340
Allowance for impairment of obsolescence and decline in market value of inventories	36,157	27,341	—	63,498
Provision for deficiency compensation	29,352	5,204	(32,558)	1,998
Sales for allowance	32,627	63,863	(70,490)	26,000
Year of 2020 :
Allowance for impairment of property, plant and equipment	193,340	—	(11,338)	182,002
Allowance for impairment of obsolescence and decline in market value of inventories	63,498	16,317	—	79,815
Provision for deficiency compensation	1,998	4,358	(2,893)	3,463
Sales for allowance	26,000	21,916	(38,052)	9,864
For movements in loss allowance for contract assets, accounts receivable, and other receivables, please refer to Note 42.